SEGMENTED REPORTING	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
SEGMENTED REPORTING [Text Block]

10. Segmented Reporting

The Company has one operating segment: the acquisition, exploration and development of precious metal projects located in the Congo. The operations of the Company are located in two geographic locations, Canada and the Congo. Geographic segmentation of non-current assets is as follows:

December 31, 2023
			Exploration and
	Property, plant and	Exploration and	evaluation Asset Held
	equipment	evaluation	for Sale - Ngayu
Congo	$1,042,395	$11,562,701	$10,000,000
Canada	$179,517	-	-
	$1,221,912	$11,562,701	$10,000,000
December 31, 2022
	Property, plant and	Exploration and
	equipment	evaluation
Congo	$1,107,568	$40,648,721
Canada	$2,352	-	-
	$1,109,920	$40,648,721